FINANCE COSTS - Other finance costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Borrowing costs [abstract]
Accretion of environmental remediation and asset retirement obligations	$ 8	$ 7
Finance costs from customer prepayments	35	32
Other interest expense	58	35
Other finance cost	$ 101	$ 74